Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 180	£ 162
PSA Finance UK Limited
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 180	£ 162